Nature of Operations and Organizations - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Oct. 19, 2022	Sep. 27, 2022
Nature Of Operations [Line Items]
Retained earnings accumulated deficit	$ (92,887)	$ (75,401)
Net loss	(17,332)	(9,896)
Cash and cash equivalents	$ 69,696	$ 11,489
Award of grant amount			$ 50,000
Purchase Agreement [Member]
Nature Of Operations [Line Items]
As per agreement option to sell number of shares of common stock value				$ 200,000
Committed equity financing amount				$ 200,000